NONCONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	$ (22,666)
Net loss attributable to noncontrolling interest	(153,742)	$ (21,843)
Foreign currency translation adjustment attributable to noncontrolling interest	(2,398)	(823)
Noncontrolling interest at the end of the year	$ (178,806)	$ (22,666)
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
NONCONTROLLING INTEREST
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%	49.00%
Movements in Noncontrolling interest
Noncontrolling interest at the beginning of the year	$ (22,666)
Net loss attributable to noncontrolling interest	(153,742)	$ (21,843)
Foreign currency translation adjustment attributable to noncontrolling interest	(2,398)	(823)
Noncontrolling interest at the end of the year	$ (178,806)	$ (22,666)